Note 3 - Investment Securities Available For Sale (Details) - Gross Unrealized Losses and Fair Value (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 3 - Investment Securities Available For Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Securities in Continuous Unrealized Loss Position Less than Twelve Months Fair Value	$ 59,255	$ 31,531
Securities in Continuous Unrealized Loss Position Less than Twelve Months Gross Unrealized Losses	(4,608)	(260)
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Fair Value	15,092
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Gross Unrealized Losses	(1,386)
Securities in Continuous Unrealized Loss Position Fair Value	74,347	31,531
Securities in Continuous Unrealized Loss Position Gross Unrealized Losses	(5,994)	(260)
US Government Agencies Debt Securities [Member]
Note 3 - Investment Securities Available For Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Securities in Continuous Unrealized Loss Position Less than Twelve Months Fair Value	13,130	9,938
Securities in Continuous Unrealized Loss Position Less than Twelve Months Gross Unrealized Losses	(929)	(91)
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Fair Value	7,166
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Gross Unrealized Losses	(732)
Securities in Continuous Unrealized Loss Position Fair Value	20,295	9,938
Securities in Continuous Unrealized Loss Position Gross Unrealized Losses	(1,661)	(91)
US States and Political Subdivisions Debt Securities [Member] | Taxable [Member]
Note 3 - Investment Securities Available For Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Securities in Continuous Unrealized Loss Position Less than Twelve Months Fair Value	1,301
Securities in Continuous Unrealized Loss Position Less than Twelve Months Gross Unrealized Losses	(38)
Securities in Continuous Unrealized Loss Position Fair Value	1,301
Securities in Continuous Unrealized Loss Position Gross Unrealized Losses	(38)
US States and Political Subdivisions Debt Securities [Member] | Tax-exempt [Member]
Note 3 - Investment Securities Available For Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Securities in Continuous Unrealized Loss Position Less than Twelve Months Fair Value	26,743
Securities in Continuous Unrealized Loss Position Less than Twelve Months Gross Unrealized Losses	(2,883)
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Fair Value	2,678
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Gross Unrealized Losses	(383)
Securities in Continuous Unrealized Loss Position Fair Value	29,421
Securities in Continuous Unrealized Loss Position Gross Unrealized Losses	(3,267)
US States and Political Subdivisions Debt Securities [Member]
Note 3 - Investment Securities Available For Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Securities in Continuous Unrealized Loss Position Less than Twelve Months Fair Value		9,240
Securities in Continuous Unrealized Loss Position Less than Twelve Months Gross Unrealized Losses		(104)
Securities in Continuous Unrealized Loss Position Fair Value		9,240
Securities in Continuous Unrealized Loss Position Gross Unrealized Losses		(104)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Note 3 - Investment Securities Available For Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Securities in Continuous Unrealized Loss Position Less than Twelve Months Fair Value	18,082	12,353
Securities in Continuous Unrealized Loss Position Less than Twelve Months Gross Unrealized Losses	(757)	(65)
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Fair Value	5,248
Securities in Continuous Unrealized Loss Position Twelve Months or Greater Gross Unrealized Losses	(271)
Securities in Continuous Unrealized Loss Position Fair Value	23,330	12,353
Securities in Continuous Unrealized Loss Position Gross Unrealized Losses	$ (1,028)	$ (65)